PRIVATE PLACEMENT OF CONVERTIBLE NOTES - 4% Senior Secured Convertible Promissory Note issued on July 11, 2011 (Detail Textuals 7) (USD $)	12 Months Ended	0 Months Ended
	Sep. 30, 2012	Jul. 11, 2012 Secured Convertible Note Payable, dated July 11, 2011	Jul. 11, 2011 Secured Convertible Note Payable, dated July 11, 2011
Debt Instrument [Line Items]
Convertible promissory note issued to related party			$ 250,000
Interest rate on promissory note			4.00%
Price at maturity for conversion into common stock			$ 0.0585
Conversion price prior to maturity			$ 0.0585
Common stock issued in settlement of convertible debentures and interest (in shares)	22,924,513	4,444,444
Convertible notes and related accrued interest settled		$ 250,000